Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment
Schedule of property and equipment

	September 30,	December 31,
	2023	2022
Laboratory and computer equipment	$384,050	$348,441
Less accumulated depreciation	(231,688)	(139,860)
Total property and equipment, net	$152,362	$208,581

	December 31,
	2022	2021
Laboratory and computer equipment	$348,441	$247,522
Less accumulated depreciation	(139,860)	(41,254)
Total property and equipment, net	$208,581	$206,268